Accruals and other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accruals and other liabilities
Notes in circulation	£ 2,186	£ 2,028
Current tax	227	336
Accruals	1,074	1,311
Deferred income	469	483
Other liabilities	2,436	2,833
Accruals and other liabilities	£ 6,392	£ 6,991